Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

NOTE 15 – SUBSEQUENT EVENTS

In July 2024, Navios Partners took delivery of the Zim Falcon and the Zim Pelican, two 2024-built 5,300 TEU Containerships (See Note 10 – Commitments and contingencies).

In July and August 2024, Navios Partners agreed to sell two 2009-built MR2 Product Tanker vessels of 50,542 dwt and 50,470 dwt, respectively, a 2005-built Post-Panamax vessel of 87,052 dwt and a 2006-built Kamsarmax vessel of 82,790 dwt, to unrelated third parties, for aggregate gross sale proceeds of $78,480. The sale of the 2005-built Post-Panamax vessel of 87,052 dwt was completed on August 26, 2024 and the sales of the remaining three vessels are expected to be completed during the second half of 2024. The aggregate gain on sale of the above vessels is expected to be approximately $29,752.

In July and September 2024, Navios Partners acquired from unrelated third parties, the Navios Citrine, a previously chartered-in 2017-built Kamsarmax vessel of 81,626 dwt, the Navios Dolphin, a previously chartered-in 2017-built Kamsarmax vessel of 81,630 dwt and the Navios Amber, a previously chartered-in 2015-built Kamsarmax vessel of 80,994 dwt, for an aggregate purchase price of $88,044.

In August 2024, Navios Partners took delivery of the Nave Polaris, a 2024-built Aframax/LR2 vessel of 115,699 dwt and the Zim Seagull, a 2024-built 5,300 TEU Containership (See Note 10 – Commitments and contingencies).